Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Fiscal Year	Summary Compensation Table Total PEO(1)	Compensation Actually Paid to PEO(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs (1)(2)	Value of Initial Fixed $100 Investment Based On:		Net Income (in 000s)(4)	Global Adjusted EBITDA Pre-GRP (in 000s)(5)	Global Adjusted EBITDA Post-GRP (in 000s)(5)
					Total Shareholder Return (3)	Peer Group Total Shareholder Return (3)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(i)
2023	$2,458,653	$3,144,715	$817,106	$856,616	$109.96	$121.63	$65,993	$102,680	$94,734
2022	$3,632,413	$3,455,230	$945,276	$723,035	$95.05	$118.07	$67,329	$96,299	$93,258
2021	$3,729,888	$4,241,228	$1,267,213	$1,490,577	$118.59	$145.58	$70,229	$117,362	$105,932

Company Selected Measure Name	Global Adjusted EBITDA Pre-GRP
Named Executive Officers, Footnote

Fiscal Year	Principal Executive Officer (“PEO”)	Non-PEO NEOs
2023	Steven A. Brass	Jay W. Rembolt, Sara K. Hyzer, Phenix Q. Kiamilev, Jeffrey G. Lindeman, and Patricia Q. Olsem
2022	Garry O. Ridge	Steven A. Brass, Jay W. Rembolt, Phenix Q. Kiamilev, and Patricia Q. Olsem
2021	Garry O. Ridge	Steven A. Brass, Jay W. Rembolt, William B. Noble, and Patricia Q. Olsem

PEO Total Compensation Amount	$ 2,458,653	$ 3,632,413	$ 3,729,888
PEO Actually Paid Compensation Amount	$ 3,144,715	3,455,230	4,241,228
Adjustment To PEO Compensation, Footnote	In calculating the “compensation actually paid” amounts reflected in these columns, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations were computed in accordance with FASB ASC Topic 718. Time-vested RSU grant date fair values are calculated using the stock price as of date of grant. In accordance with the relevant rules, the fair values were remeasured as of the end of each fiscal year and as of each vesting date, during the years displayed in the table, using the stock price as of fiscal year end and as of each vesting date, respectively. Performance-based market share unit (“MSU”) fair values are calculated based on the Monte-Carlo valuation model as of the date of grant. Adjustments have been made using performance-based market share unit fair values as of each measurement date using the stock price as of the measurement date and updated Monte-Carlo assumptions. Performance-vested restricted stock (“PSU”) fair values are valued at zero at each respective measurement date, given all outstanding PSUs were accrued at and estimated to be earned below threshold (i.e., all shares forfeited) as of each respective measurement date. We provide information regarding the assumptions used to calculate the valuation of the awards in Notes 13 to the consolidated financial statements included in the Annual Report on Form 10-K filed on October 23, 2023.
In the calculation of “Compensation Actually Paid” and presented in the table, the following amounts were deducted and added:

Fiscal Year	Named Executive Officer	Summary Compensation Table	Grant Date Fair Value of Awards Granted in Fiscal Year	Year End Fair Value of Unvested Awards Granted in Fiscal Year	Change in Fair Value of Unvested Prior Year Awards	Change in Fair Value of Vested Prior Year Awards	Fair Value of Prior Year Awards Canceled as of Prior FYE	Total Equity Adjustments	Compensation Actually Paid
		(1)	(2)	(3)	(4)	(5)	(6)	(7)=(3)+(4)+(5)+(6)	(8) = (1)-(2)+(7)
2023	PEO	$2,458,653	$1,394,168	$1,828,439	$325,414	$(73,622)	$—	$2,080,231	$3,144,715
	Non-PEO NEOs	$817,106	$349,449	$339,752	$65,858	$81,798	$(98,449)	$388,959	$856,616
2022	PEO	$3,632,413	$2,621,233	$2,339,006	$(1,549,806)	$1,654,850	$—	$2,444,050	$3,455,230
	Non-PEO NEOs	$945,276	$452,389	$369,658	$(310,655)	$171,144	$—	$230,147	$723,035
2021	PEO	$3,729,888	$1,574,584	$1,767,540	$(1,376,274)	$1,694,658	$—	$2,085,924	$4,241,228
	Non-PEO NEOs	$1,267,213	$397,784	$446,715	$(199,676)	$374,109	$—	$621,148	$1,490,577

Non-PEO NEO Average Total Compensation Amount	$ 817,106	945,276	1,267,213
Non-PEO NEO Average Compensation Actually Paid Amount	$ 856,616	723,035	1,490,577
Adjustment to Non-PEO NEO Compensation Footnote	In calculating the “compensation actually paid” amounts reflected in these columns, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations were computed in accordance with FASB ASC Topic 718. Time-vested RSU grant date fair values are calculated using the stock price as of date of grant. In accordance with the relevant rules, the fair values were remeasured as of the end of each fiscal year and as of each vesting date, during the years displayed in the table, using the stock price as of fiscal year end and as of each vesting date, respectively. Performance-based market share unit (“MSU”) fair values are calculated based on the Monte-Carlo valuation model as of the date of grant. Adjustments have been made using performance-based market share unit fair values as of each measurement date using the stock price as of the measurement date and updated Monte-Carlo assumptions. Performance-vested restricted stock (“PSU”) fair values are valued at zero at each respective measurement date, given all outstanding PSUs were accrued at and estimated to be earned below threshold (i.e., all shares forfeited) as of each respective measurement date. We provide information regarding the assumptions used to calculate the valuation of the awards in Notes 13 to the consolidated financial statements included in the Annual Report on Form 10-K filed on October 23, 2023.
In the calculation of “Compensation Actually Paid” and presented in the table, the following amounts were deducted and added:

Fiscal Year	Named Executive Officer	Summary Compensation Table	Grant Date Fair Value of Awards Granted in Fiscal Year	Year End Fair Value of Unvested Awards Granted in Fiscal Year	Change in Fair Value of Unvested Prior Year Awards	Change in Fair Value of Vested Prior Year Awards	Fair Value of Prior Year Awards Canceled as of Prior FYE	Total Equity Adjustments	Compensation Actually Paid
		(1)	(2)	(3)	(4)	(5)	(6)	(7)=(3)+(4)+(5)+(6)	(8) = (1)-(2)+(7)
2023	PEO	$2,458,653	$1,394,168	$1,828,439	$325,414	$(73,622)	$—	$2,080,231	$3,144,715
	Non-PEO NEOs	$817,106	$349,449	$339,752	$65,858	$81,798	$(98,449)	$388,959	$856,616
2022	PEO	$3,632,413	$2,621,233	$2,339,006	$(1,549,806)	$1,654,850	$—	$2,444,050	$3,455,230
	Non-PEO NEOs	$945,276	$452,389	$369,658	$(310,655)	$171,144	$—	$230,147	$723,035
2021	PEO	$3,729,888	$1,574,584	$1,767,540	$(1,376,274)	$1,694,658	$—	$2,085,924	$4,241,228
	Non-PEO NEOs	$1,267,213	$397,784	$446,715	$(199,676)	$374,109	$—	$621,148	$1,490,577

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Pay-versus-Performance Comparative Disclosure

The following tables reflect the relationships between compensation actually paid (“CAP” in the graphics below) to our PEO, and the average of compensation actually paid to our non-PEO NEOs, to (i) our net income, (ii) our Global Adjusted EBITDA (both Pre-GRP and Post-GRP) for the fiscal years 2021, 2022 and 2023, and (iii) the Company’s cumulative TSR and our peer group TSR for the same period.

Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table
Pay-versus-Performance Tabular List

We believe the following list reflects the most important financial performance measures used by us to link compensation actually paid to our NEOs to company performance for the fiscal year ended August 31, 2023:

•Global Adjusted EBITDA Pre-GRP;
•Global Adjusted EBITDA Post-GRP;
•Regional Adjusted EBITDA; and
•Relative Total Shareholder Return

Total Shareholder Return Amount	$ 109.96	95.05	118.59
Peer Group Total Shareholder Return Amount	121.63	118.07	145.58
Net Income (Loss)	$ 65,993,000	$ 67,329,000	$ 70,229,000
Company Selected Measure Amount	102,680,000	96,299,000	117,362,000
PEO Name	Steven A. Brass	Garry O. Ridge	Garry O. Ridge
Additional 402(v) Disclosure	The Company Total Shareholder Return (“TSR”) and the Company’s Peer Group TSR reflected in these columns for each applicable fiscal year is calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation S-K. The peer group used to determine the Company’s Peer Group TSR for each applicable fiscal year is the following published industry index, as disclosed in our Annual Report on Form 10-K for the year ended August 31, 2023 pursuant to Item 201(e) of Regulation S-K: Russell 2000® Index (“Russell 2000”). The Russell 2000 was chosen because we do not believe we can reasonably identify any other industry index or specific peer issuer that would offer a meaningful comparison.Represents the amount of net income, reflected in the Company’s audited financial statements for the year indicated.
Measure:: 1
Pay vs Performance Disclosure
Name	Global Adjusted EBITDA Pre-GRP
Non-GAAP Measure Description	We have selected Global Adjusted EBITDA Pre-GRP and Global Adjusted EBITDA Post-GRP as our most important financial measures (that are not otherwise required to be disclosed in the table) used to link “compensation actually paid” to our NEOs to Company performance for fiscal year 2023. Given our Compensation Committee determines the incentive compensation and the PSUs for the NEOs for 2023 based on achievement of this measure (Global Adjusted EBITDA), and the similarity between the measures, we deemed both the Pre-GRP and Post-GRP Global Adjusted EBITDA as relevant. See additional information in the Compensation Discussion and Analysis section of our Proxy Statement.
Measure:: 2
Pay vs Performance Disclosure
Other Performance Measure, Amount	94,734,000	93,258,000	105,932,000
Name	Global Adjusted EBITDA Post-GRP
Non-GAAP Measure Description	We have selected Global Adjusted EBITDA Pre-GRP and Global Adjusted EBITDA Post-GRP as our most important financial measures (that are not otherwise required to be disclosed in the table) used to link “compensation actually paid” to our NEOs to Company performance for fiscal year 2023. Given our Compensation Committee determines the incentive compensation and the PSUs for the NEOs for 2023 based on achievement of this measure (Global Adjusted EBITDA), and the similarity between the measures, we deemed both the Pre-GRP and Post-GRP Global Adjusted EBITDA as relevant. See additional information in the Compensation Discussion and Analysis section of our Proxy Statement.
Measure:: 3
Pay vs Performance Disclosure
Name	Regional Adjusted EBITDA
Measure:: 4
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
PEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,394,168	$ 2,621,233	$ 1,574,584
PEO | Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	1,828,439	2,339,006	1,767,540
PEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	325,414	(1,549,806)	(1,376,274)
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(73,622)	1,654,850	1,694,658
PEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,080,231	2,444,050	2,085,924
Non-PEO NEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	349,449	452,389	397,784
Non-PEO NEO | Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	339,752	369,658	446,715
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	65,858	(310,655)	(199,676)
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	81,798	171,144	374,109
Non-PEO NEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(98,449)	0	0
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 388,959	$ 230,147	$ 621,148